Note 5 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements: On September 1, 2010, the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Chief Operating Officer).

The fees charged by Central Mare for the six months ended June 30, 2020 and 2021 are as follows:

	Six Months Ended June 30,
	2020	2021	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive (loss) / income
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statements of comprehensive (loss) / income
Total	163	163

(b)

Central Shipping Inc (“CSI”) – Letter Agreement and Management Agreements: On January 1, 2019, the Company entered into a letter agreement with CSI, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, which detailed the services and fees for the management of the Company’s fleet.

The fees charged by and expenses relating to CSI for the six months ended June 30, 2020 and 2021 are as follows:

	Six Months Ended June 30,
	2020	2021	Presented in:
Management fees	31	99	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	1,063	705	Management fees - related parties -Statements of comprehensive (loss) / income
Supervision services fees	22	27	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	49	13	Vessel operating expenses -Statements of comprehensive (loss) / income
	73	178	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	150	180	Management fees - related parties -Statements of comprehensive (loss) / income
Commission for sale and purchase of vessels	3,377	793	Management fees - related parties -Statements of comprehensive (loss) / income
	1,123	-	Gain from vessel sales -Statements of comprehensive (loss) / income
	453	702	Capitalized in Investments in unconsolidated joint ventures (in 2020) and in Investments in affiliates (in 2021) –Balance sheet
Commission on charter hire agreements	413	316	Voyage expenses - Statements of comprehensive (loss) / income
Financing fees	-	150	Net in Current and Non-current portions of long-term debt – Balance sheet
Total	6,754	3,163

For the six months ended June 30, 2020 and 2021, CSI charged the Company newbuilding supervision related pass-through costs amounting to $350 and $428 respectively, which are not included in the table above and are presented in Vessels, net / Advances for vessels under construction in the Company’s accompanying unaudited interim condensed consolidated balance sheets.

(c)	Vessel Acquisitions from affiliated entities: Please see Notes 1 and 13.

(d)

Dividends of Series E Shares to Family Trading Inc (“Family Trading”): On June 30, 2021, the Company declared a dividend of $915 for the period January 1, 2021 through June 30, 2021. As of December 31, 2020 and June 30, 2021 dividends due to Family Trading were $864 and $1,779 respectively and are presented in Due to related parties, on the accompanying unaudited interim condensed consolidated balance sheets.